Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	1001 Conshohocken State Road, Ste 1 – 406
West Conshohocken, PA 19428

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	Kalamata.com, LLC
Business Name (if Different):
Principal Business Address:	7315 Wisconsin Avenue, #550E, Bethesda, MD 20814

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading "Item 4." Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to Kalamata.com, LLC, Asset-Backed Notes, Series 2024-1 transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to Kalamata.com, LLC, Asset-Backed Notes, Series 2024-1 transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino
(Print name of duly authorized person)		(Signature)

Date: January 30, 2024

2

Attachment:

Item 4 of Form ABS Due Diligence-15E related to

Kalamata.com, LLC, Kalamata Capital Group, LLC and KCG Securitization 2024-1, LLC –

Asset-Backed Notes, Series 2024-1 transaction

CBIZ MHM, LLC performed a consulting engagement (the “Services”) as described in the attached Consultant Report dated January 30, 2024 (the “Report”).

Accordingly:

●	The nature, scope and design of the Services are solely the responsibility of Kalamata.com, LLC, as Seller and Sponsor (“Seller” and “Sponsor”), Kalamata Capital Group, LLC (“Servicer”) and KCG Securitization 2024-1, LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Seller and Sponsor, “you,” “Specified Parties”, or “Client”), as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;
●	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;
●	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and
●	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

As of the date of this Form, CBIZ MHM, LLC performed no other procedures that would be considered due diligence services related to Kalamata.com, LLC, Asset-Backed Notes, Series 2024-1 transaction.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

Kalamata.com, LLC, Kalamata Capital Group, LLC and KCG Securitization 2024-1, LLC –

Asset-Backed Notes, Series 2024-1 transaction

Consultant Agent Report dated January 30, 2024, related to

Kalamata.com, LLC, Kalamata Capital Group, LLC and KCG Securitization 2024-1, LLC –

Asset-Backed Notes, Series 2024-1 transaction

4

Kalamata.com, LLC
Kalamata Capital Group, LLC

KCG Securitization 2024-1, LLC – Asset-Backed Notes,
Series 2024-1 Transaction

Consultant Report

January 30, 2024

For information related to this report, contact: CBIZ MHM, LLC
1001 Conshohocken State Road, Suite 1-406 West Conshohocken, PA 19428-2906
M. Michael Aquino Lead Managing Director (610) 862-2737 maquino@cbiz.com	Kristin D. Stanton Senior Manager (610) 862-2205 kstanton@cbiz.com

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE

RELIED UPON BY ANY THIRD PARTY.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

Consultant Engagement

Client Name:	Kalamata.com, LLC Kalamata Capital Group, LLC
KCG Securitization 2024-1, LLC, Asset-Backed Notes,
Series 2024-1

Servicer Address:	Kalamata.com, LLC
7315 Wisconsin Avenue, #550E
Bethesda, MD 20814

Servicer Principal Contact:	Steve Mandis

Consultants:	Kate Liu Joshua Whited
Kristin D. Stanton

Report Date:	January 30, 2024

Engagement Dates:	January 25 – 30, 2024

Client and Company Contact: Mr. Steve Mandis, Chairman

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

January 30, 2024

PRIVATE & CONFIDENTIAL

Attention: Steve Mandis - Chairman

Kalamata Capital Group, LLC

7315 Wisconsin Avenue, #550E

Bethesda, MD 20814

Dear Mr. Mandis:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Kalamata.com, LLC, as Seller and Servicer (“Kalamata”, “Seller” and “Sponsor”), Kalamata Capital Group, LLC (“Servicer”) and KCG Securitization 2024-1, LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Seller and Sponsor, “you,” “Specified Parties,” or “Client”) in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated January 18, 2024.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

The Report contains a description of the following:

(i)	the type of assets;

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated January 18, 2024 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours, CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated January 18, 2024 with no third-party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Steve Mandis	Chairman	10 years
Brandon Laks	Co - President	10 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

●	Client	Kalamata.com, LLC, Kalamata Capital Group, LLC KCG Securitization 2024-1, LLC
●	Seller, Kalamata, and Sponsor	Kalamata.com, LLC
●	Servicer	Kalamata Capital Group, LLC
●	Issuer, SPV, Purchaser or Company	KCG Securitization 2024-1, LLC
●	M	$000s
●	MM	$000,000s
●	POM	Preliminary Offering Memorandum, which date still needs to be determined

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

TABLE OF CONTENTS

STATEMENT OF WORK		8

A.	DATA INTEGRITY TEST FOR LOAN	10

EXHIBITS

A.1	DATA INTEGRITY TEST FOR LOANS

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER

DATED JANUARY 18, 2024 BY AND BETWEEN

CBIZ MHM, LLC (“CBIZ”) AND

KALAMATA.COM, LLC (“KALAMATA”, “SPONSOR” AND “SELLER”), KALAMATA

CAPITAL GROUP, LLC (“SERVICER”) AND KCG SECURITIZATION 2024-1, LLC

(“ISSUER”, “SPV”, “PURCHASER” OR “COMPANY” AND

TOGETHER WITH SELLER AND SERVICER, THE “CLIENT”)

Relevant Entities:

Kalamata.com, LLC (“Kalamata”, “Sponsor” and “Seller”), Kalamata Capital Group, LLC (“Servicer”) and KCG Securitization 2024-1, LLC (“Issuer”, “SPV”, “Purchaser” or “Company” and together with Seller and the Servicer, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in West Conshohocken, PA

The Company’s office in Bethesda, MD (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

SCOPE OF SERVICES

A.	Data Integrity Test for KCG Securitization 2024-1, LLC - Asset Backed Notes, Series 2024-1

a.	From the electronic data file provided by the Client as of December 31, 2023, select a sample of the largest 10 Business Loans and the largest 90 Business Advances (Business cash advances) and another 10 Business Loans and 90 Business Advances (Business cash advances) selected on a judgmental basis (total of 200 accounts to be tested - "Sample Group") and perform the following data integrity test. For items marked below as "confirm", note whether the item is noted as part of the underlying documentation. For items marked as "compare", agree the item on the data tape to the Company's underlying system. For items marked as "calculate ", calculate the noted item listed below for accuracy against the data file provided by the Servicer:

1.	Confirm and Compare Business name
2.	Compare Business industry
3.	Compare applicant’s FICO score (at the time of application)
4.	Compare the Business’s inception date
5.	Calculate the Business’s years in business (at time of application)
6.	Calculate and Compare Business’s Participated Outstanding Principal Balance (as of the end of the applicable Collection Period)
7.	Confirm and Calculate Business’s RTR Ratio
8.	Compare the Business’s state of business address
9.	Calculate the Business’s expected maturity date (for Business Loans only)
10.	Confirm and Compare the Business’s Expected Collection Period
11.	Compare the Business’s expected remaining term or underwritten period
12.	Confirm the Business’s payments are electronic
13.	Calculate the Business’s delinquency status (as of the end of the applicable Collection Period)
14.	Calculate past due amount
15.	Calculate Performance Ratio
16.	Calculate Missed Payment Factor
17.	Compare Credit Tier
18.	Calculate Receivable yield
19.	Compare product type (Business Loan per the Loan Agreement or Business Advance per the Revenue Purchase Agreement)
20.	Compare payment frequency (daily vs weekly)

b.	Document your testing results in a worksheet. In your written summary of results, note any exceptions and management's response to such. Note that the names of Obligors should remain anonymous in documenting test results.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

A.	Data Integrity Test for Loan

The Client provided an electronic data file as of December 31, 2023 for all pledged Receivables. The Consultants selected a sample of the largest 10 Business Loans and the largest 90 Business Advances loans and a judgmental sample of another 10 Business Loans and 90 Business Advances (total of 200 loans - “Sample Group”).

The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 200 pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY TEST		SAMPLE SIZE	EXCEPTIONS FOUND	%
1.	Confirm and Compare Business name	200	1	0.5%
2.	Compare Business industry	200	0	0%
3.	Compare applicant’s FICO score (at the time of application)	200	0	0%
4.	Compare the Business’s inception date	200	0	0%
5.	Calculate the Business’s years in business (at time of application)	200	0	0%
6.	Calculate and Compare Business’s Participated Outstanding Principal Balance (as of the end of the applicable Collection Period)	200	0	0%
7.	Confirm and Calculate Business’s RTR Ratio	200	0	0%
8.	Compare the Business’s state of business address	200	0	0%
9.	Calculate the Business’s expected maturity date (for Business Loans only)	200	0	0%
10.	Confirm and Compare the Business’s Expected Collection Period	200	0	0%
11.	Compare the Business’s expected remaining term or underwritten period	200	0	0%
12.	Confirm the Business’s payments are electronic	200	0	0%
13.	Calculate the Business’s delinquency status (as of the end of the applicable Collection Period)	200	0	0%
14.	Calculate past due amount	200	0	0%
15.	Calculate Performance Ratio	200	0	0%
16.	Calculate Missed Payment Factor	200	0	0%
17.	Compare Credit Tier	200	0	0%
18.	Calculate Receivable yield	200	0	0%
19.	Compare product type (Business Loan per the Loan Agreement or Business Advance per the Revenue Purchase Agreement)	200	2	1%
20.	Compare payment frequency (daily vs weekly)	200	0	0%

1.	The Business name on the December 31, 2023 electronic data file was compared to the system and confirmed to the agreements with one (1) exception. The Borrower’s agreement reported the former name of the business while the tape and the system were updated to the new business name.

Kalamata.com, LLC - KCG Securitization 2024-1, LLC, Asset-Backed Notes, Series 2024-1	Consulting Report

2.	The Business’s industry on the December 31, 2023 electronic data file was compared to the system without exception.
3.	The applicant’s FICO Score (at the time of application) on the December 31, 2023 electronic data file was compared to the system without exception.
4.	The Business’s inception date on the December 31, 2023 electronic data file was unable to be compared to the system. The date is stored within edit mode which was not available in the consultants’ system view. However, the date generates the years in business which was visible in the consultants’ system view.
5.	The Business’s years in business (at application) on the December 31, 2023 electronic data file was compared to the system without exception. This number was unable to be calculated as the inception date was not visible to the consultants.
6.	The Business’s Participated Outstanding Receivables Balance (as of the end of the applicable Collection Period) on the December 31, 2023 electronic data file was compared to the system and calculated without exception.
7.	The Business’s RTR Ratio is not reported on the agreement but was confirmed using information from the agreement and calculated without exception.
8.	The Business’s state of business address on the December 31, 2023 electronic data file was compared to the system without exception.
9.	The Business’s expected maturity date was unable to be calculated. The Company did not previously use maturity date as a function of business practice but instead, used number of payments. The calculation for the date is generated by the system based on applicable calendar days while the tape provided number of payments. The consultants were able to compare both the maturity date and the number of payments for the entire Sample Group to the system without exception.
10.	The Business’s Expected Collection Period on the December 31, 2023 electronic data file was compared to the system and confirmed to the contracts without exception.
11.	The Business’s expected remaining term or underwritten period on the December 31, 2023 electronic data file was compared to the system without exception.
12.	The Business’s payment electronic status on the December 31, 2013 electronic data file was confirmed to the contract without exception.
13.	The Business's delinquency status (as of the end of the applicable Collection Period) on the December 31, 2023 electronic data file was calculated without exception.
14.	The past due amount on the December 31, 2023 electronic data file was calculated without exception.
15.	The Performance Ratio on the December 31, 2023 electronic data file was calculated without exception.
16.	The Missed Payment Factor on the December 31, 2023 electronic data file was calculated without exception.
17.	The Credit Tier on the December 31, 2023 electronic data file was compared to the system without exception.
18.	The Receivable yield on the December 31, 2023 electronic data file was calculated without exception.
19.	The product type on the December 31, 2023 electronic data file was compared to the system with two (2) exceptions. Both advances were labeled as Loans on the electronic data file while the system denoted them as Merchant Cash Advances.
20.	The payment frequency (daily or weekly) on the December 31, 2023 electronic data file was compared to the system without exception.

KCG Securitization 2024-1, LLC
December 31, 2023

Exhibit A.1

Data File against Operating System

CBIZ	Origination YEAR	Loan Number	Product Type	Business Name	Business State	Business Industry	FICO at Application	Payment Frequency	Inception Date	Years in Business	Participated Outstanding Rec Balance	Participated Outstanding Rec Balance CALC	Expected Maturity Date	Expected Collection Period	Remaining Term	Past Due Amount CALC	Rec Yield CALC	Credit Tier	Product Type	MPF CALC	Delinquency Status CALC	Performance Ratio CALC
1	2020	CD349311	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE	TRUE	TRUE
2	2020	CD362539	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
3	2020	CD435751	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	FALSE	TRUE	TRUE	TRUE
4	2020	CD458989	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
5	2021	CD536682	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
6	2021	CD623522	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
7	2021	CD636929	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
8	2021	CD656249	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
9	2021	CD662531	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
10	2021	CD696883	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
11	2021	CD706230	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
12	2021	CD718179	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
13	2022	CD738289	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
14	2022	CD882437	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
15	2022	CD900816	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
16	2022	CD933285	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
17	2022	CD965830	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
18	2022	CD986459	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
19	2022	CD990240	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
20	2022	CD1037296	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
21	2023	CD1045743	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
22	2023	CD1071031	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
23	2023	CD1097481	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
24	2023	CD1097709	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
25	2023	CD1102479	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
26	2023	CD1116289	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
27	2023	CD1118296	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
28	2023	CD1136533	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
29	2023	CD1142677	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
30	2023	CD1181984	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
31	2023	CD1185978	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
32	2023	CD1206804	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
33	2023	CD1219000	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
34	2023	CD1219252	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
35	2023	CD1243265	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
36	2023	CD1249046	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
37	2023	CD1250852	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
38	2023	CD1260481	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
39	2023	CD1261889	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
40	2023	CD1264218	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
41	2023	CD1273341	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
42	2023	CD1277106	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
43	2023	CD1286590	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
44	2023	CD1286896	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
45	2023	CD1287546	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
46	2023	CD1290432	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
47	2023	CD1292254	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
48	2023	CD1293937	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
49	2023	CD1294008	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
50	2023	CD1297905	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

KCG Securitization 2024-1, LLC
December 31, 2023

Exhibit A.1

Data File against Operating System

CBIZ	Origination YEAR	Loan Number	Product Type	Business Name	Business State	Business Industry	FICO at Application	Payment Frequency	Inception Date	Years in Business	Participated Outstanding Rec Balance	Participated Outstanding Rec Balance CALC	Expected Maturity Dare	Expected Collection Period	Remaining Term	Past Due Amount CALC	Rec Yield CALC	Credit Tier	Product Type	MPF CALC	Delinquency Status CALC	Performance Ratio CALC
51	2023	CD1301126	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
52	2023	CD1301388	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
53	2023	CD1301639	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
54	2023	CD1301885	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
55	2023	CD1308587	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
56	2023	CD1310340	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
57	2023	CD1310692	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
58	2023	CD1312079	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
59	2023	CD1312446	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
60	2023	CD1313003	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
61	2023	CD1315387	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
62	2023	CD1316833	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
63	2023	CD1318446	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
64	2023	CD1322342	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
65	2023	CD1323518	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
66	2023	CD1326699	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
67	2023	CD1326903	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
68	2023	CD1328258	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
69	2023	CD1332661	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
70	2023	CD1335355	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
71	2023	CD1335858	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
72	2023	CD1343165	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
73	2023	CD1344868	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
74	2023	CD1345204	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
75	2023	CD1353122	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
76	2023	CD1355256	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
77	2023	CD1355696	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
78	2023	CD1357305	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
79	2023	CD1358905	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
80	2023	CD1360018	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
81	2023	CD1360472	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
82	2023	CD1366802	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
83	2023	CD1368364	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
84	2023	CD1372045	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
85	2023	CD1372654	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
86	2023	CD1374614	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
87	2023	CD1375332	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
88	2023	CD1375715	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
89	2023	CD1376337	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
90	2023	CD1376996	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
91	2023	CD1377593	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
92	2023	CD1381820	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
93	2023	CD1394380	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
94	2023	CD1395848	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
95	2023	CD1396730	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
96	2023	CD1397038	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
97	2023	CD1417960	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
98	2023	CD1422598	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
99	2023	CD1422796	Loan	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
100	2023	CD1423824	MCA	TRUE	TRUE	TRUE	TRUE	TRUE	NA	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE